CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Changes in operating assets and liabilities:
Net cash used in operating activities		$ (5,465,618)	$ (4,037,001)
Cash flows from investing activities
Net cash used in investing activities		(8,160,020)	(22,891,796)
Cash flows from financing activities
Net cash provided by financing activities		11,258,647	43,093,686
Net change in cash		(2,718,159)	9,713,441
Cash at beginning of period		13,215,729	3,502,288
Cash at end of period	$ 13,215,729	10,497,570	13,215,729
Galata Acquisition Corp.
Cash flows from operating activities
Net income (loss)	(841,299)	(837,116)
Adjustments to reconcile net loss to net cash used in operating activities
Interest earned on assets held in Trust	(4,787)	(2,114,858)
Changes in operating assets and liabilities:
Prepaid expenses	(216,983)	145,492
Accrued expenses	706,224	2,447,421
Net cash used in operating activities	(356,845)	(359,061)
Cash flows from investing activities
Cash deposited into trust account	(146,625,000)
Net cash used in investing activities	146,625,000
Cash flows from financing activities
Sale of units in public offering, net	140,317,771
Sale of private placement warrants to sponsor	7,250,000
Proceeds from issuance of Class B ordinary shares to sponsor	25,000
Net cash provided by financing activities	147,592,771
Net change in cash	610,926	(359,061)
Cash at beginning of period		610,926
Cash at end of period	610,926	251,865	$ 610,926
Non-cash financing activities:
Deferred underwriters' discount and commissions	5,031,250
Initial classification of Class A ordinary shares subject to possible redemption	143,750,000
Remeasurement of Class A ordinary shares to redemption value	$ 1,213,479	$ 2,119,645